PREPAYMENTS AND OTHER RECEIVABLES, NET	12 Months Ended
Dec. 31, 2023
Youlife International Holdings Inc [Member]
Restructuring Cost and Reserve [Line Items]
PREPAYMENTS AND OTHER RECEIVABLES, NET

4. PREPAYMENTS AND OTHER RECEIVABLES, NET

	As at December 31,
	2022	2023
	RMB	RMB	USD

Other receivables	76,780	188,154	26,501
Less: allowance for credit loss of other receivables	(57,146)	(42,683)	(6,012)
Prepayments	25,972	72,414	10,199
Deposits	6,711	6,762	953
Prepayment, other receivables and other assets, net	52,317	224,647	31,641
Less: balances net of the discontinued operations	(8,322)	(35,686)	(5,026)
Prepayment, other receivables other, net of the continued operations	43,995	188,961	26,615

Movement of allowance for credit loss is as follows:

	As at December 31,
	2022	2023
	RMB	RMB	USD
Beginning balance	-	57,146	8,049
Charge to (reversal of) expense	57,146	(13,001)	(1,831)
Less: dissolution of subsidiaries and branches	-	(1,462)	(206)
Ending balance	57,146	42,683	6,012